Long-Term Debt (Summary of Debt Maturities for Next Five Years and Thereafter) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2017	$ 5,683
2018	10,518
2019	10,144
2020	10,251
2021	10,357
Thereafter	1,248,636
Total debt, excluding unamortized debt issuance costs and discounts	$ 1,295,589	$ 23,415